THORNBURG INVESTMENT TRUST SUPPLEMENT
Dated September 22, 2023

to the

THORNBURG FUNDS STATEMENT OF ADDITIONAL INFORMATION

applicable to Class A, C, C2, D and I shares
dated February 1, 2023, as supplemented April 4, 2023, May 8, 2023, and September 1, 2023
(“THE RETAIL SAI”)

to the

THORNBURG FUNDS RETIREMENT PLAN SHARES STATEMENT OF ADDITIONAL INFORMATION

applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2023, as supplemented April 4, 2023, May 8, 2023, and September 1, 2023
(“THE RETIREMENT SAI”)

and to the

THORNBURG INVESTMENT TRUST STATEMENT OF ADDITIONAL INFORMATION

applicable to Class I shares of the Thornburg Emerging Markets Managed Account Fund and the
Thornburg Municipal Managed Account Fund, and
dated April 3, 2023
(“THE SMA FUNDS SAI”)

The table which includes information about those officers of Thornburg Investment Trust who are not also Trustees of the Trust, appearing under the heading “Management” and beginning at page 53 of the Retail SAI, at page 42 of the Retirement SAI, and at page 35 of the SMA Funds SAI, is hereby deleted in its entirety and replaced with the following table:

Officers of the Fund (who are not Trustees)(6)

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen(2)	Other Directorships Held During Past Five Years
Nimish Bhatt, 60	President	President since 2023, Chief Financial Officer 2019-2023, Treasurer 2016-2019, Secretary 2018-2019(6)

Chief Financial Officer and Treasurer of Thornburg Investment Management, Inc. and Thornburg Securities Corporation since 2016, and Secretary of Thornburg Securities Corporation; Senior Vice President (2004-2016), Chief Financial Officer (2011-2016, and Head of Fund Administration (2011-2016) of Calamos Asset Management, Inc., Calamos Investments LLC, Calamos Advisors LLC, and Calamos Wealth Management; Director of Calamos Global Funds plc (2007-2016).

				Not applicable	Not applicable
Randy Dry, 49	Vice President	Vice President since 2014	Managing Director, Chief Operating Officer since 2020, Chief Administrative Officer (2016-2020), and Director of Institutional Group (2014-2016) of Thornburg Investment Management, Inc.	Not applicable	Not applicable
John Hackett, 57	Vice President	Vice President since 2020

Chief Marketing Officer, Thornburg Investment Management, Inc. (since 2020); Global Head of Product Marketing, Northern Trust Asset Management (2016-2020); Principal and Head of Marketing and Business Development, The Townsend Group (2013-2016).

				Not applicable	Not applicable
Curtis Holloway, 56	Chief Financial Officer, Treasurer	Chief Financial Officer since 2023, Treasurer since 2019(6)

Director of Finance since 2021 and Director of Fund Administration since 2019 of Thornburg Investment Management, Inc.; Senior Vice President, Head of Fund Administration (2017-2019) and Vice President, Fund Administration (2010-2017) of Calamos Investments, and Chief Financial Officer (2017-2019) and Treasurer (2010-2019) of Calamos Funds.

				Not applicable	Not applicable
Ben Kirby, 43	Vice President	Vice President since 2014	Head of Investments since 2019, and Portfolio Manager and Managing Director since 2013, of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen(2)	Other Directorships Held During Past Five Years
Jeff Klingelhofer, 42	Vice President	Vice President since 2016	Head of Investments since 2019, Portfolio Manager and Managing Director since 2015, Associate Portfolio Manager from 2012-2015, of Thornburg Investment Management, Inc.	Not applicable	Not applicable
Ponn Lithiluxa, 52	Assistant Treasurer	Assistant Treasurer since 2020; Vice President 2017-2020	Manager, Tax & Fund Administration of Thornburg Investment Management, Inc.; Senior Vice President, Citi Fund Services, Inc. from 2014-2017; Vice President, Citi Fund Services, Inc. from 2007-2014.	Not applicable	Not applicable
Christopher Luckham, 46	Assistant Treasurer	Assistant Treasurer since 2022	Senior Manager, Fund Administration of Thornburg Investment Management, Inc. since 2010.	Not applicable	Not applicable
Natasha Rippel, 41	Secretary	Secretary since 2021(6)	Director of Fund Operations since 2021, Supervisor of Fund Operations (2017-2021), and Senior Associate of Fund Operations (2015-2017) of Thornburg Investment Management, Inc.	Not applicable	Not applicable
Stephen Velie, 55	Chief Compliance Officer	Chief Compliance Officer since 2009	Chief Compliance Officer of Thornburg Investment Trust and Thornburg Investment Management, Inc.	Not applicable	Not applicable

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH6078

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